Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended June 30, 2007

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Jun-07	15-Jun-07	16-Jul-07	Floating Allocation Percentage at Month-End	84.12%
To	30-Jun-07	16-Jul-07
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	412,195.48
Series Nominal Liquidation Amount	$1,133,556,671.48

Required Participation Amount	1,198,556,671.48		Accumulation Account
Excess Receivables	258,201,635.00		Beginning	$0.00

Total Collateral	$1,456,758,306.48		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	145.68%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	31
	Total Pool		LIBOR	5.320000%
Beginning Gross Principal Pool Balance	$2,710,465,593.62		Applicable Margin	0.000000%
Total Principal Collections	(1,303,792,737.63)			5.320000%
Investment in New Receivables	1,266,079,569.61
Receivables Added for Additional Accounts	253,594,336.92			Actual	Per $1000
Repurchases	(1,878,315.55)		Interest	$4,581,111.11	$4.82
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$4.82
Less Net CMA Offset	(298,246,381.43)
Less Servicing Adjustment	(4,057,113.85)		Total Due Investors	$4,581,111.11	5.320000%
Ending Balance	$2,622,164,951.69		Servicing Fee	944,287.06
			Excess Cash Flow	$2,770,193.66
SAP for Next Period	55.56%

Average Receivable Balance	$2,560,317,944.57
Monthly Payment Rate	50.92%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$17,751,513.77
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$17,751,513.77